Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Payables and Accruals [Abstract]
Wages and taxes	$ 1,012,457	$ 829,231	$ 514,713
Accrued interest	176,063	108,552	15,437
Total accrued expenses	$ 1,188,520	$ 937,783	$ 530,150